CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY - Disclosure of Allowance for Expected Credit Losses (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Allowance account for credit losses of financial assets		£ 4,000	£ 6,132
Stage 2
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Loans and advances to customers		500	600
The Group
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Total allowance for impairment loss		4,000	6,132
Loans and advances to customers	[1]	430,829	425,694
The Group | Drawn balance
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Allowance account for credit losses of financial assets		3,806	5,706
The Bank
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Total allowance for impairment loss		1,311	2,558
Loans and advances to customers	[1]	116,716	123,822
The Bank | Drawn balance
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Allowance account for credit losses of financial assets		£ 1,197	£ 2,313

[1]	ee note 1 regarding change to presentation.